Financial Instruments and Financial Risk Management - Realized and Unrealized Losses Recorded to Income for Level 3 Measurements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
Realized and Unrealized Losses Recorded to Income for Level 3 Measurements	$ (40)	$ (47)
Commodity contracts | Recorded to revenue
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
Realized and Unrealized Losses Recorded to Income for Level 3 Measurements	(79)	(79)
Commodity contracts | Recorded to cost of sales
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
Realized and Unrealized Losses Recorded to Income for Level 3 Measurements	$ 39	$ 32